Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of credit impairment charges and other provisions

	2023			2022			2021

	Impairment charges / (releases)	Recoveries and reimbursements[a]	Total[b]	Impairment charges / (releases)	Recoveries and reimbursements[a]	Total	Impairment charges / (releases)	Recoveries and reimbursements[a]	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[c]	1,656	(41)	1,615	1,118	(228)	890	(264)	259	(5)
Off-balance sheet loan commitments and financial guarantee contracts	(37)	—	(37)	7	—	7	(257)	—	(257)
Total	1,619	(41)	1,578	1,125	(228)	897	(521)	259	(262)
Cash collateral and settlement balances	4	—	4	28	—	28	(4)	—	(4)
Financial instruments at fair value through other comprehensive income	(2)	—	(2)	8	—	8	(6)	—	(6)
Other financial asset measured at cost	(2)	—	(2)	0	—	0	(5)	—	(5)
Credit impairment charges /(releases)	1,619	(41)	1,578	1,161	(228)	933	(536)	259	(277)
Notes
aRecoveries and reimbursements includes £24m (2022: £195m, 2021: £(290)m) for reimbursements expected to be received under the arrangement where the Barclays
Bank Group has entered into financial guarantee contracts which provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £17m (2022: £33m, 2021: £31m).
bIncludes net impairment charges of £19m relating to the German Consumer Finance business classified as assets held for sale during the year.
cIncludes Debt securities at amortised cost.